Segment reporting - Groups long-term assets by geographical region (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-term assets	¥ 5,675,293	¥ 5,248,201
Sweden
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-term assets	656,404	706,906
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-term assets	¥ 155,562	¥ 139,095